Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	Depreciable
	lives-new		Original Cost		Net Carrying Value
December 31 (Dollars in millions)	(in years)		2015	2014	2015	2014

GE
Land and improvements	8	(a)	$888	$690	$870	$698
Buildings, structures and related equipment	8-40		10,050	8,740	5,440	4,131
Machinery and equipment	4-20		24,515	23,370	9,986	9,040
Leasehold costs and manufacturing plant under construction	1-10		4,359	3,751	3,849	3,338
			39,812	36,551	20,145	17,207

GE Capital(b)
Land and improvements, buildings, structures and related equipment	1-35	(a)	267	318	101	142
Equipment leased to others
Aircraft(c)	15-20		50,339	46,017	34,316	30,573
All other	3-35		543	767	364	539
			51,149	47,102	34,781	31,253
Eliminations			(939)	(462)	(831)	(390)
Total			$90,022	$83,191	$54,095	$48,070

(a) Depreciable lives exclude land.

(b) Included $1,024 million and $731 million of original cost of assets leased to GE with accumulated amortization of $83 million and $60 million at December 31, 2015 and 2014, respectively.

(c) The GECAS business of Capital recognized impairment losses of $168 million and $445 million in 2015 and 2014, respectively. These losses are recorded in the caption “Cost of services sold” in the Statement of Earnings to reflect adjustments to fair value based on management’s best estimates, which are benchmarked against third-party appraiser current market values for aircraft of similar type and age.

Consolidated depreciation and amortization related to property, plant and equipment was $4,847 million, $4,953 million and $5,202 million in 2015, 2014 and 2013, respectively. Amortization of GE Capital equipment leased to others was $2,266 million, $2,386 million and $2,693 million in 2015, 2014 and 2013, respectively.

Noncancellable future rentals due from customers for equipment on operating leases at December 31, 2015, are as follows:

(In millions)

Due in
2016	$4,162
2017	3,876
2018	3,378
2019	2,920
2020	2,455
2021 and later	7,128
Total	$23,919